Property and equipment, net	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property and equipment, net
Property and equipment, net
10.	Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2022	2021
Server hardware	$21,703,857	$22,242,229
Vehicles	229,424	117,023
	21,933,281	22,359,252
Less: accumulated depreciation	(11,234,271)	(8,633,295)
Property and equipment, net	$10,699,010	$13,725,957

During the years ended March 31, 2022 and 2021, the Group had no impaired or pledged property and equipment.

Addition to property and equipment for the year ended March 31, 2022 was $775,594. Disposal of property and equipment for the year ended March 31, 2022 was $59,754.

Depreciation expenses were $4,185,532 and $3,689,815 for the years ended March 31, 2022 and 2021, respectively.

7.Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2021	2020
Server hardware	$22,242,229	$16,696,081
Vehicles	117,023	108,536
	22,359,252	16,804,617
Less: accumulated depreciation	(8,633,295)	(4,480,492)
Property and equipment, net	$13,725,957	$12,324,125

During the years ended March 31, 2021 and 2020, the Group had no impaired or pledged property and equipment.

Additions to property and equipment for the years ended March 31, 2021 and 2020 were $5,091,647 and $1,672,529, respectively. Disposals of property and equipment for the years ended March 31, 2021 and 2020 were nil and $65,073.

Depreciation expenses were $3,689,815 and $2,685,034 for the years ended March 31, 2021 and 2020, respectively.